GREAT-WEST FUNDS, INC.

(formerly, Maxim Series Fund, Inc.)

Great-West Conservative Profile I Fund (formerly, Maxim Conservative Profile I Portfolio) Initial Class Ticker: MXVPX
Great-West Moderately Conservative Profile I Fund (formerly, Maxim Moderately Conservative Profile I Portfolio) Initial Class Ticker: MXTPX
Great-West Moderate Profile I Fund (formerly, Maxim Moderate Profile I Portfolio) Initial Class Ticker: MXOPX
Great-West Moderately Aggressive Profile I Fund (formerly, Maxim Moderately Aggressive Profile I Portfolio) Initial Class Ticker: MXRPX
Great-West Aggressive Profile I Fund (formerly, Maxim Aggressive Profile I Portfolio) Initial Class Ticker: MXPPX

(the “Fund(s)”)

8515 East Orchard Road

Greenwood Village, CO 80111

(866) 831-7129

This Prospectus describes five of 63 funds of Great-West Funds, Inc. (“Great-West Funds”), an open-end management investment company. Each Fund operates as a separate mutual fund and has its own investment objectives and strategies. Each Fund has two classes of shares – Initial Class and Class L. Great-West Capital Management, LLC (“GWCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Funds.

Each Fund provides an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance. Each Fund is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds managed by GWCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Funds.”

Great-West Funds may sell Fund shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable contracts”), to individual retirement account (“IRA”) custodians or trustees, to plan sponsors of qualified retirement plans (“retirement plans”), and to college savings programs (collectively, “Permitted Accounts”). Therefore, you cannot purchase shares of the Funds directly; rather you must invest through a Permitted Account that makes one or more of the Funds available for investment.

This Prospectus contains important information about the Funds that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2013, as supplemented May 21, 2013

Fund Summaries

Great-West Conservative Profile I Fund

Investment Objective

The Fund seeks capital preservation primarily through investments in Underlying Funds that emphasize fixed income investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class	Class L
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.71%	0.71%[1]
Total Annual Fund Operating Expenses[2]	0.96%	1.21%

1 The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Great-West Conservative Profile I Fund	1 Year	3 Years	5 Years	10 Years
Initial Class	$98	$305	$530	$1,175
Class L	$123	$383	$664	$1,463

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

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The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	5-25%
	Real Estate	0-10%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	11.0%	International	6.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	5.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	5.2%	Bond	41.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	2.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	29.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks

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The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will

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cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

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Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	10.44%
Worst Quarter	December 2008	-7.00%

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Great-West Conservative Profile I Fund Initial Class	9.02%	4.46%	5.79%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	7.70%	3.87%	5.67%

Investment Adviser

GWCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman, President and Chief Executive Officer, GWCM. Mr. Corbett has managed the Fund since 1997.

For important information about the purchase and sale of fund shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” sections on page 24 of this Prospectus.

Great-West Moderately Conservative Profile I Fund

Investment Objective

The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

5

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class	Class L
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.77%	0.77%[1]
Total Annual Fund Operating Expenses[2]	1.02%	1.27%

1 The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Great-West Moderately Conservative Profile I Fund	1 Year	3 Years	5 Years	10 Years
Initial Class	$104	$324	$561	$1,244
Class L	$129	$402	$695	$1,530

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
	Real Estate	0-10%

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FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	17.8%	International	10.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	8.5%	Bond	33.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	3.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	22.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the

7

Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

8

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	12.15%
Worst Quarter	December 2008	-9.19%

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Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Great-West Moderately Conservative Profile I Fund Initial Class	10.59%	3.98%	6.76%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	9.57%	3.18%	6.16%

Investment Adviser

GWCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman, President and Chief Executive Officer, GWCM. Mr. Corbett has managed the Fund since 1997.

For important information about the purchase and sale of fund shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” sections on page 24 of this Prospectus.

Great-West Moderate Profile I Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class	Class L
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.85%	0.85% [1]
Total Annual Fund Operating Expenses[2]	1.10%	1.35%

1 The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Great-West Moderate Profile I Fund	1 Year	3 Years	5 Years	10 Years
Initial Class	$112	$348	$604	$1,335
Class L	$137	$426	$737	$1,619

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has an emphasis on both growth of capital and income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
	Real Estate	0-10%
FIXED INCOME	Bond	10-30%
	Short-Term Bond	5-25%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	24.6%	International	14.6%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	11.8%	Bond	24.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial

11

Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	5.0%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	16.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

12

Investment Style Risk - Because the Fund invests in Underlying Portfolios with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more

13

information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	14.12%
Worst Quarter	December 2008	-11.92%

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Great-West Moderate Profile I Fund Initial Class	12.25%	3.37%	7.25%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	11.44%	2.41%	6.65%

Investment Adviser

GWCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman, President and Chief Executive Officer, GWCM. Mr. Corbett has managed the Fund since 1997.

For important information about the purchase and sale of fund shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” sections on page 24 of this Prospectus.

Great-West Moderately Aggressive Profile I Fund

14

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class	Class L
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0. 93%	0. 93%[1]
Total Annual Fund Operating Expenses[2]	1. 18%	1. 43%

1 The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Great-West Moderately Aggressive Profile I Fund	1 Year	3 Years	5 Years	10 Years
Initial Class	$120	$375	$650	$1,433
Class L	$146	$453	$782	$1,714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation

15

strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
	Real Estate	0-10%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-15%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	30.5%	International	18.1%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	14.6%	Bond	18.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	6.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	9.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

16

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

17

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

18

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	17.04%
Worst Quarter	December 2008	-16.65%

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Great-West Moderately Aggressive Profile I Fund Initial Class	13.89%	2.49%	7.64%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	13.05%	1.85%	7.09%

Investment Adviser

GWCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman, President and Chief Executive Officer, GWCM. Mr. Corbett has managed the Fund since 1997.

For important information about the purchase and sale of fund shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” sections on page 24 of this Prospectus.

Great-West Aggressive Profile I Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

19

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class	Class L
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	1.05%	1.05%[1]
Total Annual Fund Operating Expenses[2]	1.30%	1.55%

1 The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Great-West Aggressive Profile I Fund	1 Year	3 Years	5 Years	10 Years
Initial Class	$133	$413	$715	$1,572
Class L	$158	$491	$847	$1,850

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its fund). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	30-50%
	Real Estate	0-10%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity

20

securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	42.7%	International	25.2%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	20.4%	Bond	0.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	8.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	0.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

21

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the

22

following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); and the Dow Jones U.S. Select REIT IndexSM (real estate). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.56%
Worst Quarter	December 2008	-24.09%

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Great-West Aggressive Profile I Fund Initial Class	16.45%	0.51%	7.74%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Composite Index (reflects no deduction for fees, expenses or taxes)	16.40%	0.49%	7.95%

Investment Adviser

GWCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman, President and Chief Executive Officer, GWCM. Mr. Corbett has managed the Fund since 1997.

For important information about the purchase and sale of fund shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” sections on page 24 of this Prospectus.

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Purchase and Sale of Fund Shares

Permitted Accounts place orders to purchase and redeems shares of the Funds based on instructions received from owners of variable contracts or IRAs, or from participants of retirement plans or college savings programs. Please contact your registered representative, IRA custodian or trustee, retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming shares of the Funds. The Funds may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. The Funds or certain share classes of the Funds may not be offered in your state.

The Funds do not have any initial or subsequent investment minimums. However, Permitted Accounts may impose investment minimums.

Tax Information

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund qualifies as a regulated investment company and distributes its income as required by the Code, the Fund will not be subject to federal income tax to the extent that its net investment income and realized net capital gains are distributed to shareholders. Currently, Permitted Accounts generally are not subject to federal income tax on any Fund distributions. Owners of variable contracts, retirement plan participants, and IRA owners are also generally not subject to federal income tax on Fund distributions until such amounts are withdrawn from the variable contract, retirement plan, or IRA. Distributions from a college savings program generally are not taxed provided that they are used to pay for qualified higher education expenses.

Payments to Insurers, Broker-Dealers and Other Financial Intermediaries

The Funds are not sold directly to the general public, but instead may be offered as an underlying investment for Permitted Accounts. The Funds and their related companies may make payments to insurance companies, broker-dealers and other financial intermediaries for the sale of Fund shares and/or other services. These payments may be a factor that an insurance company, broker-dealer or other financial intermediary considers in including the Funds as underlying investment options in a Permitted Account. These payments also may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson, visit your financial intermediary’s Web site, or consult the variable contract prospectus for more information.

More Information About the Funds

Overview of the Funds

Each Fund is a “fund-of-funds” that pursues its investment objective by investing in the Underlying Funds. Each Fund provides an asset allocation strategy designed to meet an investor’s risk tolerance.

The Funds are designed for investors seeking a professionally managed asset allocation program to simplify the accumulation of assets prior to retirement (or other targeted funding need). The Funds strive to provide shareholders with diversification primarily through both professionally designed risk-based asset allocation models and professionally selected investments in the Underlying Funds. The intended benefit of diversification across asset classes is to reduce volatility over the long-term.

The Asset Allocation Process

GWCM uses asset allocation strategies to allocate each Fund’s assets among different broad asset classes and the Underlying Funds. The first step in GWCM’s allocation process is to determine each Fund’s asset class allocations. GWCM bases this decision on each Fund’s anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes.

Second, once the asset allocation is determined, GWCM selects the Underlying Funds. GWCM uses its proprietary investment process for selecting the Underlying Funds in which the Funds invest. In selecting Underlying Funds, GWCM considers a variety of factors in the context of current economic and market

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conditions, including the Underlying Fund’s investment strategy, risk profile and historical performance, Morningstar ratings, fees and expenses, asset size and managerial style.

GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM will make changes to these allocations from time to time as appropriate to the individual strategies of each Fund and in order to help achieve each Fund’s investment objective. GWCM may add or delete asset classes, change asset allocations, and add or delete Underlying Funds at any time without shareholder notice or approval. Accordingly, the Funds will not necessarily invest in the Underlying Funds listed below, and may invest in Underlying Funds not listed below.

Each Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day). Changes in Underlying Funds, if deemed necessary by GWCM, will generally be made on the monthly rebalancing date but may be effected over a several week period leading up to or following the rebalancing date. Rebalancing generally involves selling shares of certain Underlying Funds and purchasing shares of other Underlying Funds. As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred by the Fund at the Underlying Fund level.

The potential rewards and risks associated with each Fund depend on both the asset class allocations and the chosen mix of Underlying Funds. There can be no guarantee, however, that any of the Funds will meet its respective objective.

Principal Investment Strategies

The principal investment strategies of the Funds are summarized in the “Fund Summaries” section at the front of this Prospectus. More detailed descriptions of the principal investment strategies are described below.

Each Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored to an investor’s risk tolerance. Depending on its risk profile, each Fund employs a different combination of investments among different Underlying Funds in order to emphasize, as applicable, growth, income and/or preservation of capital.

For each Fund, GWCM establishes an anticipated allocation among different broad asset classes based on its risk profile. Within each anticipated asset class allocation, GWCM selects the Underlying Funds and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. As described in “The Asset Allocation Process” above, GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM will make changes to these allocations from time to time as appropriate to the risk profile of each Fund and in order to help achieve each Fund’s investment objective.

The following table describes each Fund’s emphasis on income and growth of capital:

Fund	Income	Growth of Capital
Conservative	Primary	Secondary
Moderately Conservative	Primary	Secondary
Moderate	Primary	Primary
Moderately Aggressive	Secondary	Primary
Aggressive	Secondary	Primary

The following table describes the asset allocation ranges for each Fund:

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	Asset Class	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
EQUITY	International	0-15%	0-30%	0-30%	5-35%	10-40%
	Small Cap	0-15%	0-15%	0-25%	0-25%	5-35%
	Mid Cap	0-15%	0-25%	0-30%	5-35%	15-45%
	Large Cap	10-40%	10-40%	15-45%	20-50%	30-50%
	Real Estate	0-10%	0-10%	0-10%	0-10%	0-10%
FIXED INCOME	Bond	30-50%	20-40%	10-30%	5-25%	0-10%
	Short-Term Bond	25-45%	10-30%	5-25%	0-15%	0-10%

The following table shows each Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which each Fund expects to invest as of the date of this Prospectus:

Great-West Profile I Funds
Asset Class (Underlying Funds)	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
Large Cap	11.0%	17.8%	24.6%	30.5%	42.7%
Great-West Janus Large Cap Growth Fund Initial	•	•	•	•	•
Great-West American Century Growth Fund Initial	•	•	•	•	•
Great-West T. Rowe Price Mid Cap Growth Fund Initial	•	•	•	•	•
Great-West Putnam Equity Income Fund Initial	•	•	•	•	•
Mid Cap	5.2%	8.5%	11.8%	14.6%	20.4%
Great-West T. Rowe Price Mid Cap Growth Fund Initial	•	•	•	•	•
Great-West Goldman Sachs Mid Cap Value Fund Initial	•	•	•	•	•
Small Cap	2.3%	3.7%	5.0%	6.3%	8.7%
Great-West Small Cap Growth Fund Initial	•	•	•	•	•
Great-West Loomis Sayles Small Cap Value Fund Initial	•	•	•	•	•
Great-West Invesco Small Cap Value Fund Initial	•	•	•	•	•
International	6.50%	10.5%	14.6%	18.1%	25.2%
Great-West MFS International Growth Fund Initial	•	•	•	•	•
Great-West MFS International Value Fund Initial	•	•	•	•	•
Real Estate	5.0%	4.5%	4.0%	3.5%	3.0%
Great-West Real Estate Index Fund Initial	•	•	•	•	•
Bond	41.0%	33.0%	24.0%	18.0%	0.0%
Great-West U.S. Government Mortgage Securities Fund Initial	•	•	•	•
Great-West Federated Bond Fund Initial	•	•	•	•
Great-West Templeton Global Bond Fund Initial	•	•	•	•
Great-West Putnam High Yield Bond Fund Initial	•	•	•	•

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Short-Term Bond	29.0%	22.0%	16.0%	9.0%	0.0%
GWL&A Contract	•	•	•	•
Great-West Short Duration Bond Fund Initial	•

Each Fund may also invest in the GWL&A Contract for allocations to the short-term income/cash asset class. If a Fund invests in the GWL&A Contract, the GWL&A Contract also is considered an Underlying Fund. The GWL&A Contract has a stable principal value and will pay each Fund holding a contract a fixed rate of interest. GWL&A calculates the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). The rate paid by the GWL&A Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed. Because of the guaranteed interest rates provided under the GWL&A Contract, the Funds holding a contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Fund’s performance may be adversely affected by its investment in the GWL&A Contract, GWCM believes that the stable nature of the GWL&A Contract should reduce a Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. GWL&A could decide to stop offering the GWL&A Contract in its current form, or not offer any fixed interest contracts at all. As a result of investments in the GWL&A Contract, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to GWL&A. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other GWL&A policy holder obligations. It is important to note that only the Funds holding the GWL&A Contract are entitled to the contract’s guarantee of principal amount and minimum interest rate. Shareholders, as investors in a Fund, are not entitled to the guarantee of principal amount and minimum interest rate. Neither the Fund, GWCM, GWL&A nor any of their affiliates guarantee the Funds’ performance or that the Funds will provide a certain level of income.

The Underlying Funds may include mutual funds that are directly advised by GWCM, mutual funds that are sub-advised by affiliated and unaffiliated sub-advisers retained by GWCM, mutual funds that are advised by an affiliate of GWCM1, and mutual funds that are advised by unaffiliated investment advisers.

In pursuing each Fund’s investment objective, GWCM has considerable discretion with respect to the use of investments and investment strategies, which means that GWCM can decide whether to use them or not.

Additional Information About Underlying Fund Investment Strategies

By owning shares of Underlying Funds, each Fund indirectly invests, to varying degrees, in securities held by the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The following section provides further information on certain types of investments and techniques that may be used by the Underlying Funds, including their associated risks. Additional information is provided in the Statement of Additional Information (“SAI”), which is available upon request. Information regarding the Underlying Funds is available in the applicable Underlying Fund’s prospectus and statement of additional information. This Prospectus is not an offer for any of the Underlying Funds. The prospectus and statement of additional information for each of the Underlying Funds is available on the SEC’s website at http://www.sec.gov.

1 Underlying Funds managed by Putnam Investment Management, LLC (“Putnam Funds”) are in the same group of investment companies as Great-West Funds, and Putnam Investment Management, LLC, investment adviser to the Putnam Funds, is an affiliate of GWCM and GWL&A. Putnam Investment Management, LLC is a subsidiary of Putnam Investments, LLC, which similar to GWCM and GWL&A, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

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Equity Securities

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses). Common stocks also entitle the holder to share in any of the company’s dividends. The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies

The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000® Index. The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell Midcap® Index. Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause an Underlying Fund to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, when making a decision to purchase a security for an Underlying Fund, the investment adviser or sub-adviser may not be aware of some problems associated with the company issuing the security.

Fixed Income Securities

Fixed income securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Fixed income securities include corporate bonds, mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, repurchase agreements, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Underlying Fund’s investment strategies.

In general, the price of a fixed income security can rise when interest rates fall, and vice versa. Fixed income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. This sensitivity to interest rates is also referred to as “interest rate risk.”

Fixed income obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s. “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a fixed income security’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

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Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody’s or, if unrated, are judged to be of comparable quality. Fixed income securities rated in the fourth highest rating categories by S&P or Moody’s and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term fixed income securities in one of the two highest rating categories assigned to short-term fixed income securities.

Fixed income securities rated below investment grade are commonly referred to as “high yield-high risk securities” or “junk bonds.” These securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Foreign Securities

Securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in non-dollar denominated foreign securities may cause an Underlying Fund to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject an Underlying Fund to the adverse political or economic conditions of the foreign country. These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay an Underlying Fund from selling its investments and taking money out of the country or impose withholding or other taxes. In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Fund being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Real Estate and Real-Estate Related Issuers

REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:

•	Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
•	Mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
•	Hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

An issuer is a real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real

29

estate. These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

Derivatives

Certain of the Underlying Funds may use various techniques to increase or decrease their exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives can, however, subject an Underlying Fund to various levels of risk. There are four basic derivative products: futures contracts, forward contracts, options and swaps.

Futures contracts - Futures contracts and options on futures contracts provide for a future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Forward contracts - Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, an Underlying Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, an Underlying Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by an Underlying Fund. Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

Swaps - A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If the adviser or sub-adviser, as applicable, judges market conditions incorrectly or employs a strategy that does not correlate well with an Underlying Fund’s investments, these techniques could result in a loss. These techniques may increase the volatility of an Underlying Fund and the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for an Underlying Fund to lose more than its original investment in a derivative transaction. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Temporary Investment Strategies

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Each Fund may hold cash or cash equivalents and may invest up to 100% of its assets in money market instruments, as deemed appropriate by GWCM, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Fund take this action, it may not achieve its investment objective.

Money market instruments include a variety of short-term fixed income securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. However, the U.S. Government does not guarantee the net asset value of the Underlying Funds’ shares. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Principal Investment Risks

The principal investment risks associated with investing in the Funds are summarized in the “Fund Summaries” section at the front of this Prospectus. More detailed descriptions of the principal investment risks are described below.

Fund-of-Funds Structure Risk

•

Since the Funds invest directly in the Underlying Funds, all risks associated with the Underlying Funds apply to the Funds. To the extent a Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•

Changes in the net asset values of each Underlying Fund affect the net asset values of the Funds. As a result, over the long-term the Funds’ ability to meet their investment objectives will depend on the ability of the Underlying Funds to meet their own investment objectives.

•

The Underlying Funds will not necessarily make consistent investment decisions. One Underlying Fund may buy the same security that another Underlying Fund is selling. You would indirectly bear the costs of both trades.

•

Since the Funds invest in Underlying Funds, you will bear your proportionate share of expenses of the applicable Fund and indirectly your proportionate share of expenses of the Underlying Funds. Consequently, an investment in the Funds entails more direct and indirect expenses than a direct investment in the Underlying Funds.

•

The ability of each Fund to achieve its investment objectives depends on GWCM’s skill in selecting the asset classes and the mix of Underlying Funds. There is the risk that GWCM’s evaluations and assumptions regarding the asset classes and Underlying Funds may be incorrect in view of actual market conditions.

•

The Funds are classified as non-diversified under the 1940 Act, which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Funds. As a result, the Funds’ securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

•

GWCM may be subject to potential conflicts of interest in the selection of Underlying Funds and allocation of the Funds’ investments among the Underlying Funds. GWCM is subject to conflicts of interest because GWCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Funds, and because the fees paid to GWCM (or its affiliates) by certain of the Underlying Funds (or their affiliates) may be higher than fees paid by other of the Underlying Funds and the Funds. Other funds with similar investment objectives may perform better or worse than the Underlying Funds.

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•

From time to time, one or more of the Underlying Funds may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Funds. These large purchases or redemptions could affect the performance of the Underlying Funds and, therefore, the performance of the Funds.

Single Issuer Risk - The GWL&A Contract in which the Funds may invest has a stable principal value and pays a fixed rate of interest to each Fund that holds the contract. Both the principal and a minimum rate of interest are guaranteed by GLW&A regardless of market conditions. However, if GWL&A becomes unable to meet this guarantee, a Fund that invests in the GWL&A Contract may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued and guaranteed by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The Underlying Funds’ investments in equity securities will be subject to the risks associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The more a Fund allocates to Underlying Funds that invest in equity securities, the greater the expected risk.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Because small and medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Investment Style Risk - Because the Funds invest in Underlying Funds with both growth and value characteristics, their share price may be negatively affected if either investing approach falls out of favor. Value stocks carry the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued. Growth stocks usually reinvest a high proportion of earnings in their own business and, therefore, may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy growth stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities may subject Underlying Funds to greater risk of potential loss than U.S. securities. Foreign countries may prevent or delay an Underlying Fund from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Fund being unable to sell its investments in a timely manner. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

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Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Fund’s investments and investment performance may also be more volatile when the Underlying Fund concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. The Underlying Funds accrue additional expenses when engaging in currency exchange transactions, and valuation of the Underlying Fund’s foreign securities may be subject to greater risk because both the currency (relative to the U.S. Dollar) and the security must be considered. Currency risk is especially high in emerging markets.

Fixed Income Securities Risk - The Underlying Funds’ investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a security can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time. When an Underlying Fund invests in non-investment grade fixed income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - Underlying Funds may, but need not, use derivatives. A derivative contract would obligate or entitle an Underlying Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on an Underlying Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully

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benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

You should be aware that the Funds are not intended to provide a complete solution to your investment or retirement needs. If you intend to invest in a Fund in connection with your retirement, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income.

Other Risk Factors Associated with the Funds

As a mutual fund, the Funds are subject to market risk. The value of each Fund’s shares will fluctuate in response to changes in economic conditions, interest rates, and the market’s perception of the securities held by the Underlying Funds.

Over the past several years, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. These market conditions have added to the risk of short-term volatility of the Funds and the Underlying Funds.

In addition, the fixed income markets experienced a period of extreme volatility which negatively impacted market liquidity conditions. As a result, fixed income instruments experienced liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Any continuance or reoccurrence of negative market conditions could have an adverse effect on an Underlying Fund’s investments and negatively impact an Underlying Fund’s ability to sell the fixed income securities in which it invests or to find and purchase suitable fixed income instruments.

The instability in the financial markets led the U.S. and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Underlying Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude a Fund’s and an Underlying Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ and Underlying Funds’ investment holdings.

There is no guarantee that the Funds or any Underlying Funds will achieve their objectives. The Funds should not be considered to be a complete investment program by themselves. You should consider your own investment objectives and tolerance for risk, what your retirement needs will be, as well as your other investments when deciding whether to purchase shares of a Fund.

A complete listing of the Funds’ investment limitations and more detailed information about their investment policies and practices are contained in the SAI.

Portfolio Holdings Disclosure

A description of Great-West Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

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More Information About the Funds’ Fees and Expenses

Except as noted in the footnotes to each Fund’s table of Annual Fund Operating Expenses, the expenses shown in each Fund’s table of Annual Fund Operating Expenses are for fiscal year ended December 31, 2012. The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of each Fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds.

With respect to each Fund, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Funds instead of the Funds. Since the Funds pursue their investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the applicable Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds. You may indirectly bear expenses paid by the Underlying Funds related to the distribution of such shares. However, not all of the Underlying Funds may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Funds.

Underlying Funds may charge a sales load and certain other fees in connection with the purchase and distribution of such shares. GWCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares. However, purchases of shares by the Funds would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares. The Funds also would remain subject to any distribution (Rule 12b-1) fees associated with shares of Underlying Funds. The Funds will not invest in shares of Underlying Funds that are sold with a contingent deferred sales load.

Management and Organization

Investment Adviser

GWCM provides investment advisory, accounting and administrative services to the Fund, and is the investment adviser to the Funds. GWCM is registered as an investment adviser under the Investment Advisers Act of 1940. GWCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. As of December 31, 2012, GWCM provides investment management services for mutual funds and other investment portfolios representing assets of $20.6 billion. GWCM and its affiliates have been providing investment management services since 1969.

The Funds are managed by an Asset Allocation Committee of GWCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Funds and works with the Asset Allocation Committee in developing and executing the Funds’ investment program. Mr. Corbett, Chairman, President & Chief Executive Officer of GWCM and Chief Investment Officer & Executive Vice President of GWL&A, has provided advisory services for the Funds since inception in 1997. Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney. He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance. Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Funds.

Advisory Fees

For its services, with respect to each Fund, GWCM is entitled to a fee, which is calculated daily and paid monthly, at annual rate of 0.25% of the applicable Fund’s average daily net assets. GWCM is responsible for all expenses incurred in performing the services set forth in the investment advisory agreement and all other expenses, except that the Funds shall pay all distribution and other expenses incurred under a plan adopted pursuant to Rule 12b-1 under the 1940 Act, and any extraordinary expenses, including litigation costs.

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A discussion regarding the basis for the Board of Directors approving the investment advisory agreement with GWCM is available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30, 2012, and will be available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30, 2013.

Shareholder Information

Investing in the Funds

Shares of the Funds are not for sale directly to the public. Currently, the Fund may sell Fund shares to Permitted Accounts. For information concerning your rights under a Permitted Account, please refer to the applicable prospectus and/or disclosure documents for that Permitted Account.

Pricing Shares

The transaction price for buying, selling, or exchanging a Fund’s shares is the net asset value of that Fund. Each Fund’s net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ. To the extent that a Fund’s (or Underlying Fund’s) assets are traded in other markets on days when the NYSE is closed, the value of the Fund’s (or Underlying Fund’s) assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Fund’s (or Underlying Fund’s) assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in “good order.” This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable a Fund to allocate assets properly.

We calculate a separate net asset value for each share class of the Fund. We determine net asset value by dividing net assets of each of the Fund’s share classes (the value of its investments, cash and other assets minus its liabilities) by the number of the Fund’s outstanding shares for the applicable share class.

Each Fund values shares of the Underlying Funds at each Underlying Fund’s respective net asset value, and values its other assets at current market prices where current market prices are readily available. When a determination is made that current market prices or Underlying Fund net asset values are not readily available, each Fund values its assets at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Because the Funds are primarily invested in shares of Underlying Funds, each Fund’s net asset value is based primarily on the net asset values of the Underlying Funds in which it invests. The prospectuses for the Underlying Funds explain how the Underlying Funds calculate net asset value, and the circumstances under which the Underlying Funds may use fair value pricing.

Exchanging Shares

Participants in, or owners of, Permitted Accounts that purchased shares of the Funds on their behalf may, in accordance with the applicable Permitted Account rules, exchange shares of the Funds.

A Fund may refuse exchange purchases by any person or group if, in GWCM’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

Each Fund earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses) to shareholders as dividends semi-annually. Each Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least annually. Both dividends and capital gains distributions are reinvested in additional shares of the Funds at net asset value.

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Frequent Purchases and Redemptions of Shares of the Funds

The Funds are not intended for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of shareholders in the Funds. (As used in this section, “shareholders” include individual holders of variable contracts investing in the Funds through subaccount units, IRA owners and other retirement plan participants, and college savings program participants.) Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of a Fund’s securities and the reflection of that change in the Fund’s share price. In addition, frequent or unusually large trades may harm performance by increasing Fund expenses and disrupting Fund management strategies. For example, excessive trading may result in forced liquidations of Fund securities or cause the Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in funds investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a fund’s international portfolio securities trade and the time as of which the fund’s net asset value is calculated. Market timing in funds investing significantly in high yield or junk bonds may occur if market prices are not readily available for a fund’s junk bond holdings. Market timers may purchase shares of a fund based on events occurring after foreign market closing prices are established but before calculation of the fund’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a fund.

Market timing in funds investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage). Any frequent trading strategies may interfere with management of these funds to a greater degree than funds which invest in highly liquid securities, in part because the funds may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of the funds’ shares held by other shareholders.

Great-West Funds maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders. As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Fund’s next determined net asset value. In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

Great-West Funds has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Fund securities to reflect significant market events occurring after the close of a foreign or domestic exchange on which Fund securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above. The procedures are designed to limit dilution to the Funds that may be caused by market-timing activities following a significant market event that occurs prior to the Funds’ pricing time.

Great-West Funds has entered into agreements with financial intermediaries that are designees of Permitted Accounts (“record keepers”) that require the record keepers to monitor trading and/or provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. Great-West Funds will rely on the record keepers to identify and notify shareholders who have engaged in frequent or excessive trading.

Pursuant to these agreements, the record keepers have agreed to identify any shareholder who initiates a transfer into a Fund, then initiates a transfer out of the Fund within a thirty (30) day calendar period (a “round trip”) and notify such shareholder that a second round trip within the Fund will result in the shareholder being restricted from initiating a transfer of any portion of the shareholder’s assets (not including purchases into the Fund made with new assets contributed or rolled into the shareholder’s account) into the Fund for a thirty (30) day period. In addition, if a Fund identifies a shareholder that has

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been subject to the purchase restriction more than once because of repeated frequent trading, the Fund may provide written direction to the record keeper to implement special restrictions on such shareholder.

The practices and policies described above are intended to deter and curtail market timing and excessive trading in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established. Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations. Further, all Fund purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among Permitted Accounts. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Fund trade. Also, certain Permitted Accounts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above. To the extent the Funds do not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Funds may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading. However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may engage in market timing before restrictions are imposed. We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

The practices and policies described above relate only to deterring and curtailing market timing in the Funds. The prospectuses for the Underlying Funds explain the Underlying Funds’ policies and procedures related to excessive trading and market timing of the shares of the Underlying Funds.

Federal Income Tax Consequences

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code. Each Fund intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

If a Fund does not meet the Code requirements and does not satisfy the cure provisions and becomes a taxable entity, the Fund would be required to pay federal income tax on its income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Fund. In addition, if a Fund fails to qualify as a regulated investment company, owners of variable contracts who have indirectly invested in the Fund through their variable contracts may be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.

The tax consequences of your investment in the Funds depend on the provisions of the Permitted Account through which you invest in the Funds. For more information, please refer to the applicable prospectus and/or disclosure documents for the Permitted Account.

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Effect of Foreign Taxes

Dividends and interest received by an Underlying Fund on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the Underlying Fund’s return on such foreign securities, which will reduce the return of any Fund that invests in the Underlying Fund.

Share Classes

The Funds have two classes of shares, Initial Class and Class L shares. Each class is identical except that Class L shares have a distribution or “Rule 12b-1” plan which is described below.

Class L Distribution and Service Plan

The Funds have adopted a distribution and service or “Rule 12b-1” plan for their Class L shares. The plan allows the Class L shares of the Funds to compensate GWFS Equities, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The Distributor may spend these payments on any activities or expenses primarily intended to result in the sales of Class L shares of the Funds and/or for providing or arranging for the provision of services to the Funds’ Class L shareholders.

The distribution and service plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Class L shares of the Funds). Because these fees are paid out of Class L’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Cash and Non-Cash Incentive Arrangements

GWL&A, the Distributor, and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Funds, may contribute to various cash and non-cash incentive arrangements to promote the sale of shares of the Funds. These arrangements will be made available to registered representatives associated with the Distributor. The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time. The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Funds attributable to certain Permitted Accounts. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Funds instead of other funds where payments are not received. Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain Permitted Accounts or investment options under the Permitted Accounts instead of other Permitted Accounts or investment options, which may not necessarily be to your benefit. You may ask your registered representative or retirement plan sponsor for details about any compensation received in connection with the sale of shares of the Funds.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the “GWL&A Funds Group” or “GFG”) may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Funds. The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Such payments are paid from GFG’s legitimate profits and other financial resources (not from the Fund) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. To the extent permitted by

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SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Fund shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG’s payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Funds or affiliated funds. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement

Effective January 1, 2006, GWCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A provides recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Fund shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Fund shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5) notifying GWCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by GWCM or its designee. The Services provided by GWL&A are not in the capacity of a sub-transfer agent for GWCM or the Fund. For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A receives a fee equal to 0.35% of the average daily net asset value of the shares of each of the funds for which GWL&A provides services. With respect to fund-of-funds, such as the Funds, the 0.35% fee applies only to assets invested in the GWL&A Contract and Underlying Funds that are series of the Fund.

Underlying Fund Administrative Services Agreement

The Distributor entered into an Administrative Services and Program Services Agreement with its affiliates, Putnam Fiduciary Trust Company and Putnam Retail Management Limited Partnership (collectively, “Putnam”), pursuant to which the Distributor provides certain administrative and program services to Putnam with regard to each Putnam fund that is an Underlying Fund in a Fund. For services rendered and expenses incurred pursuant to the Administrative Services and Program Services Agreement, Putnam pays the Distributor a fee ranging from 0.25% to 0.35% of the average daily net asset value of the shares of each Putnam fund that is an Underlying Fund in a Fund.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Fund will receive a report containing a summary of the Fund’s performance and other information.

Financial Highlights

The financial highlights tables presented below are intended to help you understand the financial performance of each Fund’s Initial Class for the past five years. Certain information reflects financial results for a single Fund (Initial Class) share. No financial information is presented for the Funds’ Class L shares, which had not commenced operations as of December 31, 2012. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). Total returns do not include expenses associated with Permitted Accounts. If such expenses were included, total returns would be lower. The information has been derived from financial statements audited by Deloitte & Touche LLP, an independent registered public accounting firm,

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whose report, along with the Funds’ financial statements, are included in the Annual Report for the Funds, which is available upon request.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Conservative Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.95		$8.38	$9.39	$8.18	$10.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(a)	0.18	0.20	0.25	0.37
Capital gain distributions received	0.07	(a)	0.09	0.03	0.02	0.15
Net realized and unrealized gain (loss)	0.45		(0.19)	0.57	1.37	(1.88)

Total From Investment Operations	0.72		0.08	0.80	1.64	(1.36)

LESS DISTRIBUTIONS:
From return of capital	(0.04)		(0.01)	–	–	–
From net investment income	(0.17)		(0.17)	(0.20)	(0.26)	(0.36)
From net realized gains	(0.11)		(0.33)	(1.61)	(0.17)	(0.21)

Total Distributions	(0.32)		(0.51)	(1.81)	(0.43)	(0.57)

NET ASSET VALUE, END OF YEAR	$8.35		$7.95	$8.38	$9.39	$8.18

TOTAL RETURN(b)	9.02%		1.06%	8.73%	20.39%	(13.77%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$34,707		$32,036	$28,098	$52,967	$48,158
Ratio of expenses to average net assets(c)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.35%		2.62%	2.00%	2.67%	4.03%
Portfolio turnover rate	30%		29%	40%	33%	44%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.

41

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Moderately Conservative Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.97		$8.62	$9.15	$7.83	$10.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(a)	0.18	0.15	0.17	0.29
Capital gain distributions received	0.08	(a)	0.15	0.04	0.02	0.21
Net realized and unrealized gain (loss)	0.59		(0.34)	0.71	1.52	(2.30)

Total From Investment Operations	0.84		(0.01)	0.90	1.71	(1.80)

LESS DISTRIBUTIONS:
From return of capital	(0.03)		–	–	–	–
From net investment income	(0.15)		(0.15)	(0.15)	(0.18)	(0.28)
From net realized gains	(0.08)		(0.49)	(1.28)	(0.21)	(0.34)

Total Distributions	(0.26)		(0.64)	(1.43)	(0.39)	(0.62)

NET ASSET VALUE, END OF YEAR	$8.55		$7.97	$8.62	$9.15	$7.83

TOTAL RETURN(b)	10.59%		(0.07%)	10.04%	22.09%	(18.11%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$54,664		$48,765	$44,292	$70,893	$58,249
Ratio of expenses to average net assets(c)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.07%		2.26%	1.51%	1.96%	3.07%
Portfolio turnover rate	30%		35%	43%	31%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.

42

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Moderate Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.27		$9.23	$9.17	$7.68	$10.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(a)	0.16	0.12	0.13	0.25
Capital gain distributions received	0.10	(a)	0.20	0.05	0.03	0.27
Net realized and unrealized gain (loss)	0.76		(0.48)	0.87	1.69	(2.96)

Total From Investment Operations	1.00		(0.12)	1.04	1.85	(2.44)

LESS DISTRIBUTIONS:
From return of capital	(0.18)		–	–	–	–
From net investment income	(0.01)		(0.13)	(0.12)	(0.14)	(0.25)
From net realized gains	(0.43)		(0.71)	(0.86)	(0.22)	(0.51)

Total Distributions	(0.62)		(0.84)	(0.98)	(0.36)	(0.76)

NET ASSET VALUE, END OF YEAR	$8.65		$8.27	$9.23	$9.17	$7.68

TOTAL RETURN(b)	12.25%		(1.26%)	11.54%	24.43%	(23.29%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$148,205		$178,263	$182,012	$294,910	$240,361
Ratio of expenses to average net assets(c)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.62%		1.82%	1.21%	1.54%	2.63%
Portfolio turnover rate	24%		32%	32%	26%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.

43

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011		2010	2009	2008
Great-West Moderately Aggressive Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.13		$9.15		$8.85	$7.14	$11.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.13		0.11	0.12	0.23
Capital gain distributions received	0.12	(a)	0.21		0.05	0.02	0.28
Net realized and unrealized gain (loss)	0.88		(0.54)		0.99	1.88	(3.74)

Total From Investment Operations	1.13		(0.20)		1.15	2.02	(3.23)

LESS DISTRIBUTIONS:
From return of capital	(0.09)		(0.00)	(b)	–	–	–
From net investment income	(0.05)		(0.12)		(0.11)	(0.13)	(0.23)
From net realized gains	(0.10)		(0.70)		(0.74)	(0.18)	(0.53)

Total Distributions	(0.24)		(0.82)		(0.85)	(0.31)	(0.76)

NET ASSET VALUE, END OF YEAR	$9.02		$8.13		$9.15	$8.85	$7.14

TOTAL RETURN(c)	13.89%		(2.16%)		13.16%	28.58%	(30.24%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$133,941		$132,812		$138,164	$275,109	$214,134
Ratio of expenses to average net assets(d)	0.25%		0.25%		0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.47%		1.52%		1.08%	1.47%	2.48%
Portfolio turnover rate	28%		35%		27%	24%	52%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The distribution from return of capital was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Does not include expenses of the underlying investments in which the Fund invests.

44

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011		2010	2009	2008
Great-West Aggressive Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.14		$9.19		$8.18	$6.29	$11.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(a)	0.09		0.06	0.06	0.07
Capital gain distributions received	0.16	(a)	0.28		0.06	0.02	0.31
Net realized and unrealized gain (loss)	1.10		(0.78)		1.15	1.98	(4.74)

Total From Investment Operations	1.34		(0.41)		1.27	2.06	(4.36)

LESS DISTRIBUTIONS:
From return of capital	(0.06)		(0.00)	(b)	–	–	–
From net investment income	(0.02)		(0.09)		(0.06)	(0.06)	(0.07)
From net realized gains	(0.06)		(0.55)		(0.20)	(0.11)	(0.76)

Total Distributions	(0.14)		(0.64)		(0.26)	(0.17)	(0.83)

NET ASSET VALUE, END OF YEAR	$9.34		$8.14		$9.19	$8.18	$6.29

TOTAL RETURN(c)	16.45%		(4.41%)		15.55%	33.01%	(40.04%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$65,946		$64,945		$68,514	$115,560	$84,904
Ratio of expenses to average net assets(d)	0.25%		0.25%		0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.85%		0.78%		0.57%	0.68%	0.79%
Portfolio turnover rate	32%		35%		29%	23%	54%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The distribution from return of capital was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Does not include expenses of the underlying investments in which the Fund invests.

45

Additional Information

The SAI contains more details about the investment policies, practices and limitations of the Funds. A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Funds’ investments is available in the Annual and Semi-Annual Reports to shareholders for the Funds. In the Annual Report for the Funds, you will find audited financial statements and a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. Semi-Annual Reports for the Funds include unaudited financial statements.

For a free copy of the SAI, Annual, or Semi-Annual Reports; to request other information; or to ask questions about the Funds, call 1-866-831-7129. Great-West Funds’ web site is www.greatwestfunds.com. The SAI, Annual, and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read

and retained for future reference.

46

Appendix A

Description of Composite Indexes

Each Fund compares its returns to a Composite Index. The Composite Indexes are derived by applying each Fund’s target asset allocation among the asset classes over time to the results of the following indexes, as applicable: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). Over time, the Composite Indexes will change with each Fund’s target asset allocation. When a Composite Index changes, its new allocation is utilized to calculate composite performance from and after such change. Composite Index performance for periods prior to the change is not recalculated or restated based on the Composite Index’s new allocation but rather reflects the Composite Index’s actual allocation during that period.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of December 31, 2012, the MSCI EAFE® Index consisted of 22 developed market country indices.

The Dow Jones U.S. Select REIT IndexSM is a float-adjusted market capitalization-weighted index of publicly traded REITs.

The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade bond market, including corporate, government and mortgage-backed securities.

The Barclays 1-3 Year Credit Bond Index is a subset of the Barclays Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate fixed income securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

GREAT-WEST FUNDS, INC.

(formerly, Maxim Series Fund, Inc.)

Great-West Conservative Profile II Fund (formerly, Maxim Conservative Profile II Portfolio) Initial Class Ticker: MXCPX Class L Ticker: MXIPX
Great-West Moderately Conservative Profile II Fund (formerly, Maxim Moderately Conservative Profile II Portfolio) Initial Class Ticker: MXDPX Class L Ticker: MXHPX
Great-West Moderate Profile II Fund (formerly, Maxim Moderate Profile II Portfolio) Initial Class Ticker: MXMPX Class L Ticker: MXGPX
Great-West Moderately Aggressive Profile II Fund (formerly, Maxim Moderately Aggressive Profile II Portfolio) Initial Class Ticker: MXBPX Class L Ticker: MXFPX
Great-West Aggressive Profile II Fund (formerly, Maxim Aggressive Profile II Portfolio) Initial Class Ticker: MXAPX Class L Ticker: MXEPX

(the “Fund(s)”)

8515 East Orchard Road

Greenwood Village, CO 80111

(866) 831-7129

This Prospectus describes five of 63 funds of Great-West Funds, Inc. (“Great-West Funds”), an open-end management investment company. Each Fund operates as a separate mutual fund and has its own investment objectives and strategies. Each Fund has two classes of shares – Initial Class and Class L. Great-West Capital Management, LLC (“GWCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Funds.

Each Fund provides an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance. Each Fund is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds managed by GWCM or its affiliates, and in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The mutual funds and the GWL&A Contract are referred to as the “Underlying Funds.”

Great-West Funds may sell Fund shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable contracts”), to individual retirement account (“IRA”) custodians or trustees, to plan sponsors of qualified retirement plan (“retirement plans”), and to college savings programs (collectively, “Permitted Accounts”). Therefore, you cannot purchase shares of the Funds directly; rather you must invest through a Permitted Account that makes one or more of the Funds available for investment.

This Prospectus contains important information about the Funds that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2013, as supplemented May 21, 2013

Fund Summaries

Great-West Conservative Profile II Fund

Investment Objective

The Fund seeks capital preservation primarily through investments in Underlying Funds that emphasize fixed income investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class	Class L
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.71%	0.71%
Total Annual Fund Operating Expenses[1]	0.81%	1.06%

1 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Great-West Conservative Profile II Fund	1 Year	3 Years	5 Years	10 Years
Initial Class	$82	$257	$447	$997
Class L	$108	$336	$583	$1,290

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	5-25%
	Real Estate	0-10%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	11.0%	International	6.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	5.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	5.2%	Bond	41.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	2.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	29.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	10.50%
Worst Quarter	December 2008	-6.97%

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Great-West Conservative Profile II Fund Initial Class	9.10%	4.62%	5.95%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	7.70%	3.87%	5.67%
Great-West Conservative Profile II Fund Class L	8.89%	--	4.89%*
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	--	8.42%*
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	--	5.77%*
Composite Index (reflects no deduction for fees, expenses or taxes)	7.70%	--	4.99%*

* Since inception on July 29, 2011

Investment Adviser

GWCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman, President and Chief Executive Officer, GWCM. Mr. Corbett has managed the Fund since 1999.

For important information about the purchase and sale of fund shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” sections on page 24 of this Prospectus.

Great-West Moderately Conservative Profile II Fund

Investment Objective

The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class	Class L
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.76%	0.76%
Total Annual Fund Operating Expenses[1]	0.86%	1.11%

1 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Great-West Moderately Conservative Profile II Fund	1 Year	3 Years	5 Years	10 Years
Initial Class	$88	$275	$477	$1,062
Class L	$113	$353	$612	$1,353

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
	Real Estate	0-10%
FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	17.8%	International	10.5%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	8.5%	Bond	33.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	3.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	22.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	12.07%

Worst Quarter	December 2008	-9.41%

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Great-West Moderately Conservative Profile II Fund Initial Class	10.83%	4.12%	6.91%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	9.57%	3.18%	6.16%
Great-West Moderately Conservative Profile II Fund Class L	10.64%	--	5.23%*
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	--	8.42%*
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	--	5.77%*
Composite Index (reflects no deduction for fees, expenses or taxes)	9.57%	--	5.27%*

*Since inception on July 29, 2011

Investment Adviser

GWCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman, President and Chief Executive Officer, GWCM. Mr. Corbett has managed the Fund since 1999.

For important information about the purchase and sale of fund shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” sections on page 24 of this Prospectus.

Great-West Moderate Profile II Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class	Class L
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.80%	0.80%
Total Annual Fund Operating Expenses[1]	0.90%	1.15%

1 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Great-West Moderate Profile II Fund	1 Year	3 Years	5 Years	10 Years
Initial Class	$91	$285	$496	$1,102
Class L	$117	$364	$630	$1,392

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has an emphasis on both growth of capital and income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
	Real Estate	0-10%
FIXED INCOME	Bond	10-30%
	Short-Term Bond	5-25%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	24.6%	International	14.6%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	11.8%	Bond	24.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	5.0%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	16.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	14.21%
Worst Quarter	December 2008	-11.88%

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Great-West Moderate Profile II Fund Initial Class	12.47%	3.53%	7.41%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	11.44%	2.41%	6.65%
Great-West Moderate Profile II Fund Class L	12.16%	--	5.46%*
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	--	8.42%*

Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	--	5.77%*
Composite Index (reflects no deduction for fees, expenses or taxes)	11.44%	--	5.43%*

*Since inception on July 29, 2011

Investment Adviser

GWCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman, President and Chief Executive Officer, GWCM. Mr. Corbett has managed the Fund since 1999.

For important information about the purchase and sale of fund shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” sections on page 24 of this Prospectus.

Great-West Moderately Aggressive Profile II Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class	Class L
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.93%	0. 93%
Total Annual Fund Operating Expenses[1]	1.03%	1.28%

1 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Great-West Moderately Aggressive Profile II Fund	1 Year	3 Years	5 Years	10 Years
Initial Class	$105	$327	$567	$1,257
Class L	$130	$405	$701	$1,542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
	Real Estate	0-10%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-15%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	30.5%	International	18.1%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	14.6%	Bond	18.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	6.3%	Great-West Templeton Global Bond Fund Initial

Great-West Small Cap Growth Fund Initial	Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial	Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial	Short-Term Bond	9.0%
	GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	17.16%
Worst Quarter	December 2008	-16.71%

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Great-West Moderately Aggressive Profile II Fund Initial Class	14.07%	2.62%	7.80%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Composite Index (reflects no deduction for fees, expenses or taxes)	13.05%	1.85%	7.09%
Great-West Moderately Aggressive Profile II Fund Class L	13.76%	--	5.82%*
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	--	8.42%*
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	--	5.77%*
Composite Index (reflects no deduction for fees, expenses or taxes)	13.05%	--	5.74%*

*Since inception on July 29, 2011

Investment Adviser

GWCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman, President and Chief Executive Officer, GWCM. Mr. Corbett has managed the Fund since 1999.

For important information about the purchase and sale of fund shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” sections on page 24 of this Prospectus.

Great-West Aggressive Profile II Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class	Class L
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	1.05%	1.05%
Total Annual Fund Operating Expenses[1]	1.15%	1.40%

1 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Great-West Aggressive Profile II Fund	1 Year	3 Years	5 Years	10 Years
Initial Class	$117	$366	$634	$1,399
Class L	$143	$443	$766	$1,681

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	30-50%
	Real Estate	0-10%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	42.7%	International	25.2%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	20.4%	Bond	0.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	8.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	0.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•

Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); and the Dow Jones U.S. Select REIT IndexSM (real estate). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.52%
Worst Quarter	December 2008	-24.00%

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Great-West Aggressive Profile II Fund Initial Class	16.64%	0.65%	7.90%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	2.03%	7.85%
Composite Index (reflects no deduction for fees, expenses or taxes)	16.40%	0.49%	7.95%
Great-West Aggressive Profile II Fund Class L	16.38%	--	5.85%*
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.06%	--	8.42%*
Composite Index (reflects no deduction for fees, expenses or taxes)	16.40%	--	6.05%*

*Since inception on July 29, 2011

Investment Adviser

GWCM

Portfolio Manager

S. Mark Corbett, CFA, Chairman, President and Chief Executive Officer, GWCM. Mr. Corbett has managed the Fund since 1999.

For important information about the purchase and sale of fund shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” sections on page 24 of this Prospectus.

Purchase and Sale of Fund Shares

Permitted Accounts place orders to purchase and redeems shares of the Funds based on instructions received from owners of variable contracts or IRAs, or from participants of retirement plans or college savings programs. Please contact your registered representative, IRA custodian or trustee, retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming shares of the Funds. The Funds may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. The Funds or certain share classes of the Funds may not be offered in your state.

The Funds do not have any initial or subsequent investment minimums. However, Permitted Accounts may impose investment minimums.

Tax Information

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund qualifies as a regulated investment company and distributes its income as required by the Code, the Fund will not be subject to federal income tax to the extent that its net investment income and realized net capital gains are distributed to shareholders. Currently, Permitted Accounts generally are not subject to federal income tax on any Fund distributions. Owners of variable contracts, retirement plan participants, and IRA owners are also generally not subject to federal income tax on Fund distributions until such amounts are withdrawn from the variable contract, retirement plan, or IRA. Distributions from a college savings program generally are not taxed provided that they are used to pay for qualified higher education expenses.

Payments to Insurers, Broker-Dealers and Other Financial Intermediaries

The Funds are not sold directly to the general public, but instead may be offered as an underlying investment for Permitted Accounts. The Funds and their related companies may make payments to insurance companies, broker-dealers and other financial intermediaries for the sale of Fund shares and/or other services. These payments may be a factor that an insurance company, broker-dealer or other financial intermediary considers in including the Funds as underlying investment options in a Permitted Account.

These payments also may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson, visit your financial intermediary’s Web site, or consult the variable contract prospectus for more information.

More Information About the Funds

Overview of the Funds

Each Fund is a “fund-of-funds” that pursues its investment objective by investing in the Underlying Funds. Each Fund provides an asset allocation strategy designed to meet an investor’s risk tolerance.

The Funds are designed for investors seeking a professionally managed asset allocation program to simplify the accumulation of assets prior to retirement (or other targeted funding need). The Funds strive to provide shareholders with diversification primarily through both professionally designed risk-based asset allocation models and professionally selected investments in the Underlying Funds. The intended benefit of diversification across asset classes is to reduce volatility over the long-term.

The Asset Allocation Process

GWCM uses asset allocation strategies to allocate each Fund’s assets among different broad asset classes and the Underlying Funds. The first step in GWCM’s allocation process is to determine each Fund’s asset class allocations. GWCM bases this decision on each Fund’s anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes.

Second, once the asset allocation is determined, GWCM selects the Underlying Funds. GWCM uses its proprietary investment process for selecting the Underlying Funds in which the Funds invest. In selecting Underlying Funds, GWCM considers a variety of factors in the context of current economic and market conditions, including the Underlying Fund’s investment strategy, risk profile and historical performance, Morningstar ratings, fees and expenses, asset size and managerial style.

GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM will make changes to these allocations from time to time as appropriate to the individual strategies of each Fund and in order to help achieve each Fund’s investment objective. GWCM may add or delete asset classes, change asset allocations, and add or delete Underlying Funds at any time without shareholder notice or approval. Accordingly, the Funds will not necessarily invest in the Underlying Funds listed below, and may invest in Underlying Funds not listed below.

Each Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day). Changes in Underlying Funds, if deemed necessary by GWCM, will generally be made on the monthly rebalancing date but may be effected over a several week period leading up to or following the rebalancing date. Rebalancing generally involves selling shares of certain Underlying Funds and purchasing shares of other Underlying Funds. As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred by the Fund at the Underlying Fund level.

The potential rewards and risks associated with each Fund depend on both the asset class allocations and the chosen mix of Underlying Funds. There can be no guarantee, however, that any of the Funds will meet its respective objective.

Principal Investment Strategies

The principal investment strategies of the Funds are summarized in the “Fund Summaries” section at the front of this Prospectus. More detailed descriptions of the principal investment strategies are described below.

Each Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored to an investor’s risk tolerance. Depending on its risk profile, each Fund employs a different combination of investments among different Underlying Funds in order to emphasize, as applicable, growth, income and/or preservation of capital.

For each Fund, GWCM establishes an anticipated allocation among different broad asset classes based on its risk profile. Within each anticipated asset class allocation, GWCM selects the Underlying Funds and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. As described in “The Asset Allocation Process” above, GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM will make changes to these allocations from time to time as appropriate to the risk profile of each Fund and in order to help achieve each Fund’s investment objective.

The following table describes each Fund’s emphasis on income and growth of capital:

Fund	Income	Growth of Capital
Conservative	Primary	Secondary
Moderately Conservative	Primary	Secondary
Moderate	Primary	Primary
Moderately Aggressive	Secondary	Primary
Aggressive	Secondary	Primary

The following table describes the asset allocation ranges for each Fund:

	Asset Class	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
EQUITY	International	0-15%	0-30%	0-30%	5-35%	10-40%
	Small Cap	0-15%	0-15%	0-25%	0-25%	5-35%
	Mid Cap	0-15%	0-25%	0-30%	5-35%	15-45%
	Large Cap	10-40%	10-40%	15-45%	20-50%	30-50%
	Real Estate	0-10%	0-10%	0-10%	0-10%	0-10%
FIXED INCOME	Bond	30-50%	20-40%	10-30%	5-25%	0-10%
	Short-Term Bond	25-45%	10-30%	5-25%	0-15%	0-10%

The following table shows each Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which each Fund expects to invest as of the date of this Prospectus:

Great-West Profile I Funds
	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
Asset Class (Underlying Funds)
Large Cap	11.0%	17.8%	24.6%	30.5%	42.7%
Great-West Janus Large Cap Growth Fund Initial	•	•	•	•	•
Great-West American Century Growth Fund Initial	•	•	•	•	•
Great-West T. Rowe Price Mid Cap Growth Fund Initial	•	•	•	•	•
Great-West Putnam Equity Income Fund Initial	•	•	•	•	•

Mid Cap	5.2%	8.5%	11.8%	14.6%	20.4%
Great-West T. Rowe Price Mid Cap Growth Fund Initial	•	•	•	•	•
Great-West Goldman Sachs Mid Cap Value Fund Initial	•	•	•	•	•
Small Cap	2.3%	3.7%	5.0%	6.3%	8.7%
Great-West Small Cap Growth Fund Initial	•	•	•	•	•
Great-West Loomis Sayles Small Cap Value Fund Initial	•	•	•	•	•
Great-West Invesco Small Cap Value Fund Initial	•	•	•	•	•
International	6.50%	10.5%	14.6%	18.1%	25.2%
Great-West MFS International Growth Fund Initial	•	•	•	•	•
Great-West MFS International Value Fund Initial	•	•	•	•	•
Real Estate	5.0%	4.5%	4.0%	3.5%	3.0%
Great-West Real Estate Index Fund Initial	•	•	•	•	•
Bond	41.0%	33.0%	24.0%	18.0%	0.0%
Great-West U.S. Government Mortgage Securities Fund Initial	•	•	•	•
Great-West Federated Bond Fund Initial	•	•	•	•
Great-West Templeton Global Bond Fund Initial	•	•	•	•
Great-West Putnam High Yield Bond Fund Initial	•	•	•	•
Short-Term Bond	29.0%	22.0%	16.0%	9.0%	0.0%
GWL&A Contract	•	•	•	•
Great-West Short Duration Bond Fund Initial	•

Each Fund may also invest in the GWL&A Contract for allocations to the short-term income/cash asset class. If a Fund invests in the GWL&A Contract, the GWL&A Contract also is considered an Underlying Fund. The GWL&A Contract has a stable principal value and will pay each Fund holding a contract a fixed rate of interest. GWL&A calculates the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). The rate paid by the GWL&A Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed. Because of the guaranteed interest rates provided under the GWL&A Contract, the Funds holding a contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Fund’s performance may be adversely affected by its investment in the GWL&A Contract, GWCM believes that the stable nature of the GWL&A Contract should reduce a Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. GWL&A could decide to stop offering the GWL&A Contract in its current form, or not offer any fixed interest contracts at all. As a result of investments in the GWL&A Contract, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to GWL&A. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other GWL&A policy holder obligations. It is important to note that only the Funds holding the GWL&A Contract are entitled to the contract’s guarantee of principal amount and minimum interest rate. Shareholders, as investors in a Fund, are not entitled to the guarantee of principal amount and minimum interest rate. Neither the Fund, GWCM, GWL&A nor any of their affiliates guarantee the Funds’ performance or that the Funds will provide a certain level of income.

The Underlying Funds may include mutual funds that are directly advised by GWCM, mutual funds that are sub-advised by affiliated or unaffiliated sub-advisers retained by GWCM, mutual funds that are advised by an affiliate of GWCM1, and mutual funds that are advised by unaffiliated investment advisers.

In pursuing each Fund’s investment objective, GWCM has considerable discretion with respect to the use of investments and investment strategies, which means that GWCM can decide whether to use them or not.

Additional Information About Underlying Fund Investment Strategies

By owning shares of Underlying Funds, each Fund indirectly invests, to varying degrees, in securities held by the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The following section provides further information on certain types of investments and techniques that may be used by the Underlying Funds, including their associated risks. Additional information is provided in the Statement of Additional Information (“SAI”), which is available upon request. Information regarding the Underlying Funds is available in the applicable Underlying Fund’s prospectus and statement of additional information. This Prospectus is not an offer for any of the Underlying Funds. The prospectus and statement of additional information for each of the Underlying Funds is available on the SEC’s website at http://www.sec.gov.

Equity Securities

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses). Common stocks also entitle the holder to share in any of the company’s dividends. The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies

The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000® Index. The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell Midcap® Index. Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause an Underlying Fund to lose money if it needs to sell the securities when there are few interested buyers. Small or

1 Underlying Funds managed by Putnam Investment Management, LLC (“Putnam Funds”) are in the same group of investment companies as Great-West Funds, and Putnam Investment Management, LLC, investment adviser to the Putnam Funds, is an affiliate of GWCM and GWL&A. Putnam Investment Management, LLC is a subsidiary of Putnam Investments, LLC, which similar to GWCM and GWL&A, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, when making a decision to purchase a security for an Underlying Fund, the investment adviser or sub-adviser may not be aware of some problems associated with the company issuing the security.

Fixed Income Securities

Fixed income securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Fixed income securities include corporate bonds, mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, repurchase agreements, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Underlying Fund’s investment strategies.

In general, the price of a fixed income security can rise when interest rates fall, and vice versa. Fixed income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. This sensitivity to interest rates is also referred to as “interest rate risk.”

Fixed income obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s. “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a fixed income security’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody’s or, if unrated, are judged to be of comparable quality. Fixed income securities rated in the fourth highest rating categories by S&P or Moody’s and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term fixed income securities in one of the two highest rating categories assigned to short-term fixed income securities.

Fixed income securities rated below investment grade are commonly referred to as “high yield-high risk securities” or “junk bonds.” These securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Foreign Securities

Securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in non-dollar denominated foreign securities may cause an Underlying Fund to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject an Underlying Fund to the adverse political or economic conditions of the foreign country. These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay an Underlying Fund from selling its investments and taking money out of the country or impose withholding or other taxes. In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Fund being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Real Estate and Real-Estate Related Issuers

REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:

•	Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
•	Mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
•	Hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

An issuer is a real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

Derivatives

Certain of the Underlying Funds may use various techniques to increase or decrease their exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives can, however, subject an Underlying Fund to various levels of risk. There are four basic derivative products: futures contracts, forward contracts, options and swaps.

Futures contracts - Futures contracts and options on futures contracts provide for a future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Forward contracts - Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, an Underlying Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, an Underlying Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by an Underlying Fund. Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

Swaps - A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If the adviser or sub-adviser, as applicable, judges market conditions incorrectly or employs a strategy that does not correlate well with an Underlying Fund’s investments, these techniques could result in a loss. These techniques may increase the volatility of an Underlying Fund and the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for an Underlying Fund to lose more than its original investment in a derivative transaction. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Temporary Investment Strategies

Each Fund may hold cash or cash equivalents and may invest up to 100% of its assets in money market instruments, as deemed appropriate by GWCM, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Fund take this action, it may not achieve its investment objective.

Money market instruments include a variety of short-term fixed income securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. However, the U.S. Government does not guarantee the net asset value of Underlying Funds’ shares. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Principal Investment Risks

The principal investment risks associated with investing in the Funds are summarized in the “Fund Summaries” section at the front of this Prospectus. More detailed descriptions of the principal investment risks are described below.

Fund-of-Funds Structure Risk

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Since the Funds invest directly in the Underlying Funds, all risks associated with the Underlying Funds apply to the Funds. To the extent a Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

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Changes in the net asset values of each Underlying Fund affect the net asset values of the Funds. As a result, over the long-term the Funds’ ability to meet their investment objectives will depend on the ability of the Underlying Funds to meet their own investment objectives.

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The Underlying Funds will not necessarily make consistent investment decisions. One Underlying Fund may buy the same security that another Underlying Fund is selling. You would indirectly bear the costs of both trades.

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Since the Funds invest in Underlying Funds, you will bear your proportionate share of expenses of the applicable Fund and indirectly your proportionate share of expenses of the Underlying Funds. Consequently, an investment in the Funds entails more direct and indirect expenses than a direct investment in the Underlying Funds.

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The ability of each Fund to achieve its investment objectives depends on GWCM’s skill in selecting the asset classes and the mix of Underlying Funds. There is the risk that GWCM’s evaluations and assumptions regarding the asset classes and Underlying Funds may be incorrect in view of actual market conditions.

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The Funds are classified as non-diversified under the 1940 Act, which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Funds. As a result, the Funds’ securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

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GWCM may be subject to potential conflicts of interest in the selection of Underlying Funds and allocation of the Funds’ investments among the Underlying Funds. GWCM is subject to conflicts of interest because GWCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Funds, and because the fees paid to GWCM (or its affiliates) by certain of the Underlying Funds (or their affiliates) may be higher than fees paid by other of the Underlying Funds and the Funds. Other funds with similar investment objectives may perform better or worse than the Underlying Funds.

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From time to time, one or more of the Underlying Funds may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Funds. These large purchases or redemptions could affect the performance of the Underlying Funds and, therefore, the performance of the Funds.

Single Issuer Risk - The GWL&A Contract in which the Funds may invest has a stable principal value and pays a fixed rate of interest to each Fund that holds the contract. Both the principal and a minimum rate of interest are guaranteed by GLW&A regardless of market conditions. However, if GWL&A becomes unable to meet this guarantee, a Fund that invests in the GWL&A Contract may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued and guaranteed by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The Underlying Funds’ investments in equity securities will be subject to the risks associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The more a Fund allocates to Underlying Funds that invest in equity securities, the greater the expected risk.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Because small and medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Investment Style Risk - Because the Funds invest in Underlying Funds with both growth and value characteristics, their share price may be negatively affected if either investing approach falls out of favor. Value stocks carry the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued. Growth stocks usually reinvest a high proportion of earnings in their own business and, therefore, may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy growth stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities may subject Underlying Funds to greater risk of potential loss than U.S. securities. Foreign countries may prevent or delay an Underlying Fund from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Fund being unable to sell its investments in a timely manner. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Fund’s investments and investment performance may also be more volatile when the Underlying Fund concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. The Underlying Funds accrue additional expenses when engaging in currency exchange transactions, and valuation of the Underlying Fund’s foreign securities may be subject to greater risk because both the currency (relative to the U.S. Dollar) and the security must be considered. Currency risk is especially high in emerging markets.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. REITs also may be subject to interest rate risk and may be subject to the possibility of failing to qualify for preferential tax treatment. Equity REITs may be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the companies carry adequate insurance and environmental factors. REITs and real estate related companies may not be diversified. If a real estate related company defaults, the Underlying Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a security can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time. When an Underlying Fund invests in non-investment grade fixed income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - Underlying Funds may, but need not, use derivatives. A derivative contract would obligate or entitle an Underlying Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on an Underlying Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

You should be aware that the Funds are not intended to provide a complete solution to your investment or retirement needs. If you intend to invest in a Fund in connection with your retirement, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income.

Other Risk Factors Associated with the Funds

As a mutual fund, the Funds are subject to market risk. The value of each Fund’s shares will fluctuate in response to changes in economic conditions, interest rates, and the market’s perception of the securities held by the Underlying Funds.

Over the past several years, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. These market conditions have added to the risk of short-term volatility of the Funds and the Underlying Funds.

In addition, the fixed income markets experienced a period of extreme volatility which negatively impacted market liquidity conditions. As a result, fixed income instruments experienced liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Any continuance or reoccurrence of negative market conditions could have an adverse effect on an Underlying Fund’s investments and negatively impact an Underlying Fund’s ability to sell the fixed income securities in which it invests or to find and purchase suitable fixed income instruments.

The instability in the financial markets led the U.S. and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Underlying Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude a Fund’s and an Underlying Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ and Underlying Funds’ investment holdings.

There is no guarantee that the Funds or any Underlying Funds will achieve their objectives. The Funds should not be considered to be a complete investment program by themselves. You should consider your own investment objectives and tolerance for risk, what your retirement needs will be, as well as your other investments when deciding whether to purchase shares of a Fund.

A complete listing of the Funds’ investment limitations and more detailed information about their investment policies and practices are contained in the SAI.

Portfolio Holdings Disclosure

A description of Great-West Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

More Information About the Funds’ Fees and Expenses

The expenses shown in each Fund’s table of Annual Fund Operating Expenses are for fiscal year ended December 31, 2012. The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of each Fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds.

With respect to each Fund, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Funds instead of the Funds. Since the Funds pursue their investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the applicable Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds. You may indirectly bear expenses paid by the Underlying Funds related to the distribution of such shares. However, not all of the Underlying Funds may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Funds.

Underlying Funds may charge a sales load and certain other fees in connection with the purchase and distribution of such shares. GWCM will arrange for Great-West Funds to be included within a class of investors entitled not to pay sales loads by purchasing such shares. However, purchases of shares by the Funds would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares. The Funds also would remain subject to any distribution (Rule 12b-1) fees associated with shares of Underlying Funds. The Funds will not invest in shares of Underlying Funds that are sold with a contingent deferred sales load.

Management and Organization

Investment Adviser

GWCM provides investment advisory, accounting and administrative services to Great-West Funds, and is the investment adviser to the Funds. GWCM is registered as an investment adviser under the Investment Advisers Act of 1940. GWCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. As of December 31, 2012, GWCM provides investment management services for mutual funds and other investment portfolios representing assets of $20.6 billion. GWCM and its affiliates have been providing investment management services since 1969.

The Funds are managed by an Asset Allocation Committee of GWCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Funds and works with the Asset Allocation Committee in developing and executing the Funds’ investment program. Mr. Corbett, Chairman, President and Chief Executive Officer of GWCM and Executive Vice President, Chief Investment Officer of GWL&A, has provided advisory services for the Funds since inception in 1999. Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney. He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance. Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Funds.

Advisory Fees

For its services, with respect to each Fund, GWCM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of the applicable Fund’s average daily net assets. GWCM is responsible for all expenses incurred in performing the services set forth in the investment advisory agreement and all other expenses, except that the Funds shall pay all distribution and other expenses incurred under a plan adopted pursuant to Rule 12b-1 under the 1940 Act, and any extraordinary expenses, including litigation costs.

A discussion regarding the basis for the Board of Directors approving the investment advisory agreement with GWCM is available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30, 2012, and will be available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30, 2013.

Shareholder Information

Investing in the Funds

Shares of the Funds are not for sale directly to the public. Currently, Great-West Funds may sell Fund shares to Permitted Accounts. For information concerning your rights under a Permitted Account, please refer to the applicable prospectus and/or disclosure documents for that Permitted Account.

Pricing Shares

The transaction price for buying, selling, or exchanging a Fund’s shares is the net asset value of that Fund. Each Fund’s net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ. To the extent that a Fund’s (or Underlying Fund’s) assets are traded in other markets on days when the NYSE is closed, the value of the Fund’s (or Underlying Fund’s) assets may be affected on days when Great-West Funds is not open for business. In addition, trading in some of a Fund’s (or Underlying Fund’s) assets may not occur on days when Great-West Funds is open for business. Your share price will be the next net asset value calculated after we receive your order in “good order.” This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable a Fund to allocate assets properly.

We calculate a separate net asset value for each share class of the Fund. We determine net asset value by dividing net assets of each of the Fund’s share classes (the value of its investments, cash and other assets minus its liabilities) by the number of the Fund’s outstanding shares for the applicable share class.

Each Fund values shares of the Underlying Funds at each Underlying Fund’s respective net asset value, and values its other assets at current market prices where current market prices are readily available. When a determination is made that current market prices or Underlying Fund net asset values are not readily available, each Fund values its assets at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Because the Funds are primarily invested in shares of Underlying Funds, each Fund’s net asset value is based primarily on the net asset values of the Underlying Funds in which it invests. The prospectuses for the Underlying Funds explain how the Underlying Funds calculate net asset value, and the circumstances under which the Underlying Funds may use fair value pricing.

Exchanging Shares

Participants in, or owners of, Permitted Accounts that purchased shares of the Funds on their behalf may, in accordance with the applicable Permitted Account rules, exchange shares of the Funds.

A Fund may refuse exchange purchases by any person or group if, in GWCM’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

Each Fund earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses) to shareholders as dividends semi-annually. Each Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least annually. Both dividends and capital gains distributions are reinvested in additional shares of the Funds at net asset value.

Frequent Purchases and Redemptions of Shares of the Funds

The Funds are not intended for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of shareholders in the Funds. (As used in this section, “shareholders” include individual holders of variable contracts investing in the Funds through subaccount units, IRA owners and other retirement plan participants, and college savings program participants.) Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of a Fund’s securities and the reflection of that change in the Fund’s share price. In addition, frequent or unusually large trades may harm performance by increasing Fund expenses and disrupting Fund management strategies. For example, excessive trading may result in forced liquidations of Fund securities or cause the Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in funds investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a fund’s international portfolio securities trade and the time as of which the fund’s net asset value is calculated. Market timing in funds investing significantly in high yield or junk bonds may occur if market prices are not readily available for a fund’s junk bond holdings. Market timers may purchase shares of a fund based on events occurring after foreign market closing prices are established but before calculation of the fund’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a fund.

Market timing in funds investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage). Any frequent trading strategies may interfere with management of these funds to a greater degree than funds which invest in highly liquid securities, in part because the funds may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of the funds’ shares held by other shareholders.

Great-West Funds maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders. As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Fund’s next determined net asset value. In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

Great-West Funds has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Fund securities to reflect significant market events occurring after the close of a foreign or domestic exchange on which Fund securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security. One of the objectives of Great-West Funds’ fair value pricing procedures is to minimize the possibilities of the type of market timing described above. The procedures are designed to limit dilution to the Funds that may be caused by market-timing activities following a significant market event that occurs prior to the Funds’ pricing time.

Great-West Funds has entered into agreements with financial intermediaries that are designees of Permitted Account (“record keepers”) that require the record keepers to monitor trading and/or provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. Great-West Funds will rely on the record keepers to identify and notify shareholders who have engaged in frequent or excessive trading.

Pursuant to these agreements, the record keepers have agreed to identify any shareholder who initiates a transfer into a Fund, then initiates a transfer out of the Fund within a thirty (30) day calendar period (a “round trip”) and notify such shareholder that a second round trip within the Fund will result in the shareholder being restricted from initiating a transfer of any portion of the shareholder’s assets (not including purchases into the Fund made with new assets contributed or rolled into the shareholder’s account) into the Fund for a thirty (30) day period. In addition, if a Fund identifies a shareholder that has been subject to the purchase restriction more than once because of repeated frequent trading, the Fund may provide written direction to the record keeper to implement special restrictions on such shareholder.

The practices and policies described above are intended to deter and curtail market timing and excessive trading in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established. Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations. Further, all Fund purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among Permitted Accounts. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Fund trade. Also, certain Permitted Accounts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than Great-West Funds’ practices discussed above. To the extent the Funds do not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Funds may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading. However, because of the discretionary nature of the restrictions and given that Great-West Funds reserves the right to reject orders, the possibility exists that some shareholders may engage in market timing before restrictions are imposed. We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

The practices and policies described above relate only to deterring and curtailing market timing in the Funds. The prospectuses for the Underlying Funds explain the Underlying Funds’ policies and procedures related to excessive trading and market timing of the shares of the Underlying Funds.

Federal Income Tax Consequences

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code. Each Fund intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

If a Fund does not meet the Code requirements and does not satisfy the cure provisions and becomes a taxable entity, the Fund would be required to pay federal income tax on its income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Fund. In addition, if a Fund fails to qualify as a regulated investment company, owners of variable contracts who have indirectly invested in the Fund through their variable contracts may be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.

The tax consequences of your investment in the Funds depend on the provisions of the Permitted Account through which you invest in the Funds. For more information, please refer to the applicable prospectus and/or disclosure documents for the Permitted Account.

Effect of Foreign Taxes

Dividends and interest received by an Underlying Fund on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the Underlying Fund’s return on such foreign securities, which will reduce the return of any Fund that invests in the Underlying Fund.

Share Classes

The Funds have two classes of shares, Initial Class and Class L shares. Each class is identical except that Class L shares have a distribution or “Rule 12b-1” plan which is described below.

Class L Distribution and Service Plan

The Funds have adopted a distribution and service or “Rule 12b-1” plan for their Class L shares. The plan allows the Class L shares of the Funds to compensate GWFS Equities, Inc., Great-West Funds’ principal underwriter and distributor (the “Distributor”), for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The Distributor may spend these payments on any activities or expenses primarily intended to result in the sales of Class L shares of the Funds and/or for providing or arranging for the provision of services to the Funds’ Class L shareholders.

The distribution and service plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Class L shares of the Funds). Because these fees are paid out of Class L’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Cash and Non-Cash Incentive Arrangements

GWL&A, the Distributor, and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Funds, may contribute to various cash and non-cash incentive arrangements to promote the sale of shares of the Funds. These arrangements will be made available to registered representatives associated with the Distributor. The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time. The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Funds attributable to certain Permitted Accounts. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Funds instead of other funds where payments are not received. Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain Permitted Accounts or investment options under the Permitted Accounts instead of other Permitted Accounts or investment options, which may not necessarily be to your benefit. You may ask your registered representative or retirement plan sponsor for details about any compensation received in connection with the sale of shares of the Funds.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the “GWL&A Funds Group” or “GFG”) may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Funds. The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Such payments are paid from GFG’s legitimate profits and other financial resources (not from the Fund) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Fund shares, and/or shares of other mutual funds affiliated with Great-West Funds, is not considered a factor in the selection of broker-dealers to execute Great-West Funds’ portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG’s payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Funds or affiliated funds. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement

Effective January 1, 2006, GWCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A provides recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in Great-West Funds. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Fund shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Fund shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5) notifying GWCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by GWCM or its designee. The Services provided by GWL&A are not in the capacity of a sub-transfer agent for GWCM or Great-West Funds. For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A receives a fee equal to 0.35% of the average daily net asset value of the shares of each of the funds for which GWL&A provides services. With respect to fund-of-funds, such as the Funds, the 0.35% fee applies only to assets invested in the GWL&A Contract and Underlying Funds that are series of Great-West Funds.

Underlying Fund Administrative Services Agreement

The Distributor entered into an Administrative Services and Program Services Agreement with its affiliates, Putnam Fiduciary Trust Company and Putnam Retail Management Limited Partnership (collectively, “Putnam”), pursuant to which the Distributor provides certain administrative and program services to Putnam with regard to each Putnam fund that is an Underlying Fund in a Fund. For services rendered and expenses incurred pursuant to the Administrative Services and Program Services Agreement, Putnam pays the Distributor a fee ranging from 0.25% to 0.35% of the average daily net asset value of the shares of each Putnam Fund that is an Underlying Fund in a Fund.

Annual and Semi-Annual Shareholder Reports

The fiscal year of Great-West Funds ends on December 31 of each year. Twice a year shareholders of each Fund will receive a report containing a summary of the Fund’s performance and other information.

Financial Highlights

The financial highlights tables presented below are intended to help you understand the financial performance of each Fund’s Initial Class and Class L shares for the past five years, or, if shorter, the period of the Class’s operations. Certain information reflects financial results for a single Fund (Initial Class or Class L) share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). Total returns do not include expenses associated with Permitted Accounts. If such expenses were included, total returns would be lower. The information has been derived from financial statements audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in the Annual Report for the Funds, which is available upon request.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.20		$8.92	$8.56	$7.48	$9.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(a)	0.23	0.20	0.23	0.35
Capital gain distributions received	0.07	(a)	0.10	0.03	0.02	0.14
Net realized and unrealized gain (loss)	0.47		(0.22)	0.53	1.26	(1.73)

Total From Investment Operations	0.75		0.11	0.76	1.51	(1.24)

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.20)	(0.20)	(0.24)	(0.34)
From net realized gains	(0.16)		(0.63)	(0.20)	(0.19)	(0.23)

Total Distributions	(0.39)		(0.83)	(0.40)	(0.43)	(0.57)

NET ASSET VALUE, END OF YEAR	$8.56		$8.20	$8.92	$8.56	$7.48

TOTAL RETURN(b)	9.10%		1.29%	9.02%	20.51%	(13.67%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$326,193		$295,168	$312,477	$254,750	$195,710
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.42%		2.74%	2.31%	2.92%	4.05%
Portfolio turnover rate(d)	24%		35%	33%	32%	52%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Years Ended December 31,
	2012	2011(a)
Great-West Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.10		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.41	(b)	0.11
Capital gain distributions received	0.15	(b)	0.09
Net realized and unrealized gain (loss)	0.24		(0.38)

Total From Investment Operations	0.80		(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.20)
From net realized gains	(0.16)		(0.52)

Total Distributions	(0.42)		(0.72)

NET ASSET VALUE, END OF YEAR	$9.48		$9.10

TOTAL RETURN(c) (e)	8.89%		(1.74%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$30,931		$2,341
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%	(g)
After waiver	0.35%		0.34%	(g)
Ratio of net investment income to average net assets
Before waiver	4.29%		10.76%	(g)
After waiver	4.29%		10.77%	(g)
Portfolio turnover rate(h)	24%		35%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Moderately Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.07		$9.25	$8.98	$7.71	$10.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(a)	0.51	0.16	0.26	0.29
Capital gain distributions received	0.08	(a)	0.16	0.04	0.02	0.20
Net realized and unrealized gain (loss)	0.61		(0.68)	0.71	1.43	(2.27)

Total From Investment Operations	0.88		(0.01)	0.91	1.71	(1.78)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.51)	(0.16)	(0.27)	(0.28)
From net realized gains	(0.10)		(0.66)	(0.48)	(0.17)	(0.37)

Total Distributions	(0.29)		(1.17)	(0.64)	(0.44)	(0.65)

NET ASSET VALUE, END OF YEAR	$8.66		$8.07	$9.25	$8.98	$7.71

TOTAL RETURN(b)	10.83%		(0.02%)	10.31%	22.30%	(18.16%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$82,253		$62,684	$90,812	$38,516	$27,892
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.28%		2.40%	1.91%	2.11%	3.53%
Portfolio turnover rate(d)	32%		52%	36%	59%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Years Ended December 31,
	2012	2011(a)
Great-West Moderately Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(b)	0.62
Capital gain distributions received	0.17	(b)	0.14
Net realized and unrealized gain (loss)	0.42		(1.04)

Total From Investment Operations	0.92		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.53)
From net realized gains	(0.10)		(0.48)

Total Distributions	(0.31)		(1.01)

NET ASSET VALUE, END OF YEAR	$9.32		$8.71

TOTAL RETURN(c) (e)	10.64%		(2.86%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$2,712		$522
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%	(g)
After waiver	0.35%		0.33%	(g)
Ratio of net investment income to average net assets
Before waiver	3.52%		6.05%	(g)
After waiver	3.53%		6.07%	(g)
Portfolio turnover rate(h)	32%		52%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Moderate Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$6.93		$7.77	$7.21	$6.08	$8.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.16	0.11	0.12	0.21
Capital gain distributions received	0.08	(a)	0.17	0.04	0.02	0.21
Net realized and unrealized gain (loss)	0.65		(0.41)	0.68	1.34	(2.36)

Total From Investment Operations	0.86		(0.08)	0.83	1.48	(1.94)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.14)	(0.11)	(0.12)	(0.21)
From net realized gains	(0.23)		(0.62)	(0.16)	(0.23)	(0.49)

Total Distributions	(0.38)		(0.76)	(0.27)	(0.35)	(0.70)

NET ASSET VALUE, END OF YEAR	$7.41		$6.93	$7.77	$7.21	$6.08

TOTAL RETURN(b)	12.47%		(1.05%)	11.57%	24.67%	(23.14%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$911,410		$862,977	$1,036,527	$857,765	$793,846
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.81%		1.94%	1.47%	1.66%	2.73%
Portfolio turnover rate(d)	27%		34%	31%	25%	54%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Years Ended December 31,
	2012	2011(a)
Great-West Moderate Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	(b)	0.10
Capital gain distributions received	0.19	(b)	0.17
Net realized and unrealized gain (loss)	0.60		(0.66)

Total From Investment Operations	1.09		(0.39)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.14)
From net realized gains	(0.23)		(0.51)

Total Distributions	(0.38)		(0.65)

NET ASSET VALUE, END OF YEAR	$9.67		$8.96

TOTAL RETURN(c) (e)	12.16%		(3.87%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$20,369		$1,357
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%	(g)
After waiver	0.35%		0.34%	(g)
Ratio of net investment income to average net assets
Before waiver	3.08%		8.10%	(g)
After waiver	3.08%		8.12%	(g)
Portfolio turnover rate(h)	27%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Moderately Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.07		$9.19	$8.41	$6.65	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.73	0.12	0.12	0.23
Capital gain distributions received	0.11	(a)	0.18	0.05	0.02	0.25
Net realized and unrealized gain (loss)	0.75		(1.11)	0.94	1.78	(3.51)

Total From Investment Operations	0.99		(0.20)	1.11	1.92	(3.03)

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.73)	(0.12)	(0.13)	(0.22)
From net realized gains	(0.12)		(1.19)	(0.21)	(0.03)	(0.57)

Total Distributions	(0.25)		(1.92)	(0.33)	(0.16)	(0.79)

NET ASSET VALUE, END OF YEAR	$7.81		$7.07	$9.19	$8.41	$6.65

TOTAL RETURN(b)	14.07%		(2.10%)	13.35%	28.93%	(30.25%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$219,542		$185,733	$301,687	$114,380	$68,352
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.67%		1.75%	1.48%	1.68%	2.78%
Portfolio turnover rate(d)	32%		54%	26%	36%	72%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Years Ended December 31,
	2012	2011(a)
Great-West Moderately Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$7.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.75
Capital gain distributions received	0.21	(b)	0.16
Net realized and unrealized gain (loss)	0.65		(1.39)

Total From Investment Operations	1.07		(0.48)

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.73)
From net realized gains	(0.12)		(0.94)

Total Distributions	(0.25)		(1.67)

NET ASSET VALUE, END OF YEAR	$8.67		$7.85

TOTAL RETURN(c) (e)	13.76%		(4.75%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$1,587		$115
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%	(g)
After waiver	0.35%		0.31%	(g)
Ratio of net investment income to average net assets
Before waiver	2.44%		5.15%	(g)
After waiver	2.44%		5.18%	(g)
Portfolio turnover rate(h)	32%		54%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$6.42		$6.92	$6.03	$4.66	$8.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.07	0.05	0.05	0.06
Capital gain distributions received	0.12	(a)	0.22	0.04	0.01	0.23
Net realized and unrealized gain (loss)	0.87		(0.61)	0.87	1.47	(3.53)

Total From Investment Operations	1.06		(0.32)	0.96	1.53	(3.24)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.07)	(0.05)	(0.05)	(0.06)
From net realized gains	(0.13)		(0.11)	(0.02)	(0.11)	(0.71)

Total Distributions	(0.20)		(0.18)	(0.07)	(0.16)	(0.77)

NET ASSET VALUE, END OF YEAR	$7.28		$6.42	$6.92	$6.03	$4.66

TOTAL RETURN(b)	16.64%		(4.44%)	15.95%	33.02%	(39.90%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$523,785		$511,453	$628,699	$539,215	$407,567
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	0.96%		0.91%	0.78%	0.83%	0.90%
Portfolio turnover rate(d)	28%		34%	30%	23%	59%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Years Ended December 31,
	2012	2011(a)
Great-West Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.18		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(b)	0.08
Capital gain distributions received	0.36	(b)	0.26
Net realized and unrealized gain (loss)	0.97		(1.02)

Total From Investment Operations	1.50		(0.68)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.08)
From net realized gains	(0.13)		(0.06)

Total Distributions	(0.20)		(0.14)

NET ASSET VALUE, END OF YEAR	$10.48		$9.18

TOTAL RETURN(c) (e)	16.38%		(6.86%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$5,511		$367
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%	(g)
After waiver	0.35%		0.31%	(g)
Ratio of net investment income to average net assets
Before waiver	1.66%		6.41%	(g)
After waiver	1.66%		6.44%	(g)
Portfolio turnover rate(h)	28%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

Additional Information

The SAI contains more details about the investment policies, practices and limitations of the Funds. A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Funds’ investments is available in the Annual and Semi-Annual Reports to shareholders for the Funds. In the Annual Report for the Funds, you will find audited financial statements and a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. Semi-Annual Reports for the Funds include unaudited financial statements.

For a free copy of the SAI, Annual, or Semi-Annual Reports; to request other information; or to ask questions about the Funds, call 1-866-831-7129. Great-West Funds’ web site is www.greatwestfunds.com. The SAI, Annual, and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read

and retained for future reference.

Appendix A

Description of Composite Indexes

Each Fund compares its returns to a Composite Index. The Composite Indexes are derived by applying each Fund’s target asset allocation among the asset classes over time to the results of the following indexes, as applicable: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). Over time, the Composite Indexes will change with each Fund’s target asset allocation. When a Composite Index changes, its new allocation is utilized to calculate composite performance from and after such change. Composite Index performance for periods prior to the change is not recalculated or restated based on the Composite Index’s new allocation but rather reflects the Composite Index’s actual allocation during that period.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of December 31, 2012, the MSCI EAFE® Index consisted of 22 developed market country indices.

The Dow Jones U.S. Select REIT IndexSM is a float-adjusted market capitalization-weighted index of publicly traded REITs.

The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade bond market, including corporate, government and mortgage-backed securities.

The Barclays 1-3 Year Credit Bond Index is a subset of the Barclays Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate fixed income securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.